Premises and Equipment Narrative Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 887	$ 692
Rent expense	154	190
Rental income	$ 166	$ 97